Share capital - Common Shares (Details) $ / shares in Units, $ in Thousands		3 Months Ended
	May 06, 2024 shares	Mar. 31, 2025 USD ($) shares $ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 USD ($) shares
Number of shares
Exercise of stock options (in shares) | shares		6,051		13,680
Amount
Balance at beginning of period		$ 253,295
Exercise of stock options		213		$ 286
Issuance of common shares under employee share purchase plan		236		263
Release of restricted share units		0		$ 0
Purchase of common shares held for cancellation		(9,544)
Balance at end of period		$ 252,287
Share capital repurchase amount (in shares) | shares	1,764,037	307,178
Share capital public float percent	10.00%
Share capital average price (in dollars per share) | (per share)		$ 30.62	$ 43.96
Share capital cash consideration		$ 9,407
Share capital
Number of shares
Balance at beginning of period (in shares) | shares		30,255,955		30,305,156
Exercise of stock options (in shares) | shares		6,051		13,680
Issuance of common shares under employee share purchase plan (in shares) | shares		6,529		6,647
Release of restricted share units (in shares) | shares		16,994		27,626
Purchase of common shares held for cancellation (in shares) | shares		(307,178)
Balance at end of period (in shares) | shares		29,978,351		30,353,109
Amount
Balance at beginning of period		$ 253,295
Exercise of stock options		316		$ 411
Issuance of common shares under employee share purchase plan		283		310
Release of restricted share units		719		$ 1,057
Purchase of common shares held for cancellation		(2,326)
Balance at end of period		$ 252,287